MORGAN STANLEY DEAN WITTER INFORMATION FUND              Two World Trade Center,
LETTER TO THE SHAREHOLDERS March 31, 2001               New York, New York 10048

DEAR SHAREHOLDER:

During the 12-month period ended March 31, 2001, the technology sector led the U.S. markets into a phase of extreme volatility. The decline of growth stocks was brought about by concerns about a slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq composite index and new-economy stocks. Late in 2000, preannouncements of earnings disappointments by several prominent technology and financial-services companies resulted in a further deterioration of the financial climate. Also weighing on the market were concerns about a possible slowdown in capital spending, as well as uncertainty about the outcome of the U.S. presidential election.

As the Fed moved to cut interest rates in early January, the market reversed course and telecommunications services and technology stocks rallied sharply. Defensive sectors, including utilities and health-care services, sold off amid hopes that the Fed would move swiftly to avoid a recession. In late January the market again sold off on fears of continued economic weakness and associated earnings disappointments. By late March, the market's decline met the traditional definition of a bear market, with most major indexes off 20 percent or more from their peaks. Hardest hit was the Nasdaq composite index, which was down more than 59 percent for the fiscal year.


PERFORMANCE

During the 12-month period ended March 31, 2001, Morgan Stanley Dean Witter Information Fund's Class B shares produced a total return of -59.07 percent, compared to -21.67 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares posted total returns of -58.71 percent, -59.08 percent and -58.66 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
LETTER TO THE SHAREHOLDERS March 31, 2001, continued

The Fund's performance reflected the generally difficult environment for technology stocks. Its underperformance relative to the S&P 500 can be attributed to its overweightings in communications equipment, software and Internet infrastructure stocks.

Investments that contributed positively to the Fund's return during the period included Bea Systems, Comcast, United Technologies, Advance Micro Devices and AOL Time Warner.


PORTFOLIO STRATEGY

The Fund continues to invest in companies that we believe are best positioned to capitalize on the development of various sectors within the communications and information industries. Attributes used to identify potential investments include proven management, established market presence, leading-edge technology, demonstrable customer demand and strategic relationships or alliances. At the end of March, the Fund held approximately 26 percent of its assets in media and telecommunications, 13 percent in communications equipment, 10 percent in semiconductors and related capital equipment, 10 percent in electrical equipment, 7 percent in computer hardware, 7 percent in software, 4 percent in services and 7 percent in various other securities, with the remainder in cash.

During the fiscal year we became very concerned with business risk and valuations in the telecommunications equipment, semiconductor and semiconductor equipment industries because of capital expenditure reductions in those areas. Consequently, we reduced the Fund's exposure to these sectors during the period while increasing its holdings in cable, media, telecommunications and defense electronics.


LOOKING AHEAD

We believe that the long-term fundamentals underpinning the information and technology sectors remain positive but that the current economic environment will keep the Nasdaq composite index, where most technology issues are traded, in a volatile band. In the near term, further deterioration of the U.S. economy could prolong the downturn for technology-related stocks, especially if it leads to stunted economic growth globally.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
LETTER TO THE SHAREHOLDERS March 31, 2001, continued


We appreciate your ongoing support of Morgan Stanley Dean Witter Information Fund and look forward to continuing to serve your investment needs.



Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
-------------------------------             -------------------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FUND PERFORMANCE March 31, 2001

                          GROWTH OF $10,000 -- CLASS B

                Date                   Total                S&P 500
          ----------------------------------------------------------
           November 28, 1995           10,000               10,000
          ----------------------------------------------------------
            December 31, 1995          10,227               10,196
          ----------------------------------------------------------
             March 31, 1996            10,677               10,743
          ----------------------------------------------------------
             June 30, 1996             11,448               11,225
          ----------------------------------------------------------
           September 30, 1996          10,948               11,572
          ----------------------------------------------------------
            December 31, 1996          10,207               12,536
          ----------------------------------------------------------
             March 31, 1997             8,936               12,873
          ----------------------------------------------------------
             June 30, 1997             10,768               15,118
          ----------------------------------------------------------
           September 30, 1997          12,068               16,250
          ----------------------------------------------------------
            December 31, 1997          11,818               16,717
          ----------------------------------------------------------
             March 31, 1998            13,950               19,047
          ----------------------------------------------------------
             June 30, 1998             14,660               19,676
          ----------------------------------------------------------
           September 30, 1998          13,194               17,722
          ----------------------------------------------------------
            December 31, 1998          18,293               21,493
          ----------------------------------------------------------
             March 31, 1999            21,404               22,564
          ----------------------------------------------------------
             June 30, 1999             26,072               24,154
          ----------------------------------------------------------
           September 30, 1999          27,943               22,647
          ----------------------------------------------------------
            December 31, 1999          44,995               26,015
          ----------------------------------------------------------
             March 31, 2000            54,499               26,611
          ----------------------------------------------------------
             June 30, 2000             50,908               25,904
          ----------------------------------------------------------
           September 30, 2000          50,076               25,653
          ----------------------------------------------------------
            December 31, 2000          33,667               23,648
          ----------------------------------------------------------
             March 31, 2001            22,208               20,846
          ----------------------------------------------------------

                         -- Fund --   S&P 500(4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 3/31/01
---------------------------
1 Year                        (58.71)%(1)    (60.87)%(2)
Since Inception (7/28/97)      20.76 %(1)     19.01 %(2)

                     CLASS B SHARES**
----------------------------------------------------------
PERIOD ENDED 3/31/01
----------------------------
1 Year                         (59.07)%(1)    (60.83)%(2)
5 Years                         15.88 %(1)     15.66 %(2)
Since Inception (11/28/95)      16.22 %(1)     16.12 %(2)

                     CLASS C SHARES+
----------------------------------------------------------
PERIOD ENDED 3/31/01
---------------------------
1 Year                        (59.08)%(1)    (59.43)%(2)
Since Inception (7/28/97)      19.85 %(1)     19.85 %(2)

             CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 3/31/01
---------------------------
1 Year                        (58.66)%(1)
Since Inception (7/28/97)      21.05 %(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on March 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS March 31, 2001

NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (79.8%)
                    Aerospace & Defense (4.4%)
  500,000           General Dynamics Corp. ................   $   31,370,000
  250,000           Goodrich (B.F.) Co. (The) .............        9,592,500
  400,000           Northrop Grumman Corp. ................       34,800,000
                                                              --------------
                                                                  75,762,500
                                                              --------------
                    Broadcasting (0.9%)
  400,000           Univision Communications, Inc.
                    (Class A)* ............................       15,264,000
                                                              --------------
                    Cable/Satellite TV (11.6%)
  900,000           Adelphia Communications Corp.
                    (Class A)* ............................       36,450,000
1,750,000           Charter Communications, Inc.
                    (Class A)* ............................       39,593,750
1,500,000           Comcast Corp. (Class A Special)* ......       62,906,250
1,300,000           Cox Communications, Inc. (Class A)* ...       57,837,000
                                                              --------------
                                                                 196,787,000
                                                              --------------
                    Computer Communications (3.2%)
  200,000           Brocade Communications
                    Systems, Inc.* ........................        4,178,000
  800,000           Cisco Systems, Inc.* ..................       12,650,000
  350,000           Efficient Networks, Inc.* .............        8,225,000
  100,000           Emulex Corp.* .........................        1,881,250
  750,000           Finisar Corp.* ........................        7,195,312
  399,900           Juniper Networks, Inc.* ...............       15,180,204
  250,000           McDATA Corp. (Class B)* ...............        5,667,969
                                                              --------------
                                                                  54,977,735
                                                              --------------
                    Computer Peripherals (1.3%)
  300,000           EMC Corp.* ............................        8,820,000
  500,000           Network Appliance, Inc.* ..............        8,406,250
  250,000           Qlogic Corp.* .........................        5,625,000
                                                              --------------
                                                                  22,851,250
                                                              --------------
                    Computer Processing Hardware (3.8%)
  500,000           Compaq Computer Corp. .................        9,100,000
  500,000           Dell Computer Corp.* ..................       12,843,750
  200,000           International Business Machines Corp. .       19,236,000
  400,000           NCR Corp.* ............................       15,612,000
  500,000           Sun Microsystems, Inc.* ...............        7,685,000
                                                              --------------
                                                                  64,476,750
                                                              --------------
                    Data Processing Services (0.5%)
  150,000           Affiliated Computer Services, Inc.
                    (Class A)* ............................        9,735,000
                                                              --------------
                    Electronic Components (3.4%)
  449,800           Anaren Microwave, Inc.* ...............        5,650,612
  500,000           Cree Inc.* ............................        7,485,000
  400,000           Flextronics International, Ltd.
                    (Singapore)* ..........................        6,000,000
  300,000           NVIDIA Corp.* .........................       19,476,563
  300,000           Rambus Inc.* ..........................        6,180,000
  859,600           Read Rite Corp.* ......................        7,126,084
  300,000           Sanmina Corp.* ........................        5,868,750
                                                              --------------
                                                                  57,787,009
                                                              --------------
                    Electronic Equipment/Instruments (1.9%)
  500,000           JDS Uniphase Corp.* ...................        9,218,750
  200,000           Newport Corp. .........................        5,852,000
  200,000           PerkinElmer, Inc. .....................       10,490,000
  250,000           Tektronix, Inc.* ......................        6,822,500
                                                              --------------
                                                                  32,383,250
                                                              --------------
                    Electronic Production Equipment (1.9%)
  250,000           Applied Materials, Inc.* ..............       10,875,000
  350,000           ASM Lithography Holding NV
                    (Netherlands)* ........................        7,590,625
  204,900           EMCORE Corp.* .........................        5,135,306
  200,000           Veeco Instruments, Inc.* ..............        8,312,500
                                                              --------------
                                                                  31,913,431
                                                              --------------
                    Financial Publishing/Services (2.2%)
  750,000           SunGard Data Systems Inc.* ............       36,922,500
                                                              --------------
                    Industrial Conglomerates (3.7%)
  850,000           United Technologies Corp. .............       62,305,000
                                                              --------------
                    Information Technology Services (0.7%)
  500,000           PeopleSoft, Inc.* .....................       11,718,750
                                                              --------------
                    Internet Software/Services (3.6%)
  500,000           Art Technology Group Inc.* ............        6,000,000
  600,000           BEA Systems, Inc.* ....................       17,625,000
  250,000           Check Point Software
                    Technologies Ltd. (Israel)* ...........       11,875,000
  300,000           KPMG Consulting, Inc.* ................        3,900,000
  500,000           Openwave Systems Inc.* ................        9,920,000
  100,000           Siebel Systems, Inc.* .................        2,720,000
  250,000           VeriSign, Inc.* .......................        8,859,375
                                                              --------------
                                                                  60,899,375
                                                              --------------
                    Major Telecommunications (5.0%)
  900,000           SBC Communications, Inc. ..............       40,167,000
  900,000           Verizon Communications Inc. ...........       44,370,000
                                                              --------------
                                                                  84,537,000
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS March 31, 2001, continued

NUMBER OF
 SHARES                                                          VALUE
---------------------------------------------------------------------------
                    Media Conglomerates (2.1%)
  600,000           AOL Time Warner Inc.* ...............   $   24,090,000
  400,000           Disney (Walt) Co. (The) .............       11,440,000
                                                            --------------
                                                                35,530,000
                                                            --------------
                    Oilfield Services/Equipment (4.6%)
  500,000           Baker Hughes Inc. ...................       18,155,000
  700,000           Schlumberger Ltd. ...................       40,327,000
  600,000           Veritas DGC Inc.* ...................       19,170,000
                                                            --------------
                                                                77,652,000
                                                            --------------
                    Packaged Software (3.2%)
  150,000           E.piphany, Inc.* ....................        1,753,125
  100,000           i2 Technologies, Inc.* ..............        1,450,000
  120,201           IONA Technologies PLC (ADR)
                    (Ireland)* ..........................        3,966,633
  400,000           Mercury Interactive Corp.* ..........       16,750,000
  387,300           Micromuse Inc.* .....................       14,636,067
   50,000           Microsoft Corp.* ....................        2,734,375
  250,000           Oracle Corp.* .......................        3,745,000
  200,000           Veritas Software Corp.* .............        9,248,000
                                                            --------------
                                                                54,283,200
                                                            --------------
                    Pharmaceuticals: Major (2.1%)
  200,000           Merck & Co., Inc. ...................       15,180,000
  500,000           Pfizer, Inc. ........................       20,475,000
                                                            --------------
                                                                35,655,000
                                                            --------------
                    Semiconductors (6.2%)
  800,000           Advanced Micro Devices, Inc.* .......       21,232,000
2,000,000           Agere Systems, Inc. (Class A)* ......       12,360,000
  300,000           Analog Devices, Inc.* ...............       10,872,000
  500,000           Applied Micro Circuits Corp.* .......        8,250,000
  100,000           Broadcom Corp. (Class A)* ...........        2,890,000
  200,000           Intel Corp. .........................        5,262,500
  300,000           Marvell Technology Group Ltd.
                    (Bermuda)* ..........................        3,618,750
   50,000           Maxim Integrated Products, Inc.*             2,079,500
  300,000           PMC - Sierra, Inc.* .................        7,620,000
  750,000           Texas Instruments, Inc. .............       23,235,000
  400,000           TranSwitch Corp.* ...................        5,250,000
  100,000           Vitesse Semiconductor Corp.* ........        2,381,250
                                                            --------------
                                                               105,051,000
                                                            --------------
                    Specialty Telecommunications (2.1%)
1,000,000           Qwest Communications
                    International, Inc.* ................       35,050,000
                                                            --------------
                    Telecommunication Equipment (7.8%)
  500,000           ADC Telecommunications, Inc.* .......        4,250,000
  500,000           CIENA Corp.* ........................       20,812,500
  350,000           Comverse Technology, Inc.* ..........       20,611,500
  400,000           Corning Inc. ........................        8,276,000
  500,000           Motorola, Inc. ......................        7,130,000
  400,000           New Focus, Inc.* ....................        5,004,000
  800,000           Nokia Corp. (ADR) (Finland) .........       19,200,000
1,000,000           Nortel Networks Corp. (Canada) ......       14,050,000
  100,000           ONI Systems Corp.* ..................        1,950,000
  515,000           Research In Motion Ltd. (Canada)* ...       11,314,550
  450,000           Scientific-Atlanta, Inc. ............       18,715,500
  200,000           Sycamore Networks, Inc.* ............        2,000,000
                                                            --------------
                                                               133,314,050
                                                            --------------
                    Wireless Communications (3.6%)
  400,000           Nextel Communications, Inc.
                    (Class A)* ..........................        5,750,000
1,000,000           Vodafone Group PLC (ADR)
                    (United Kingdom) ....................       27,150,000
  302,250           Voicestream Wireless Corp.* .........       27,920,344
                                                            --------------
                                                                60,820,344
                                                            --------------
                    TOTAL COMMON STOCKS
                    (Cost $1,714,545,070) ...............    1,355,676,144
                                                            --------------



 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
                    CONVERTIBLE BONDS (6.3%)
                    Computer Communications (1.0%)
$ 17,615            Juniper Networks, Inc.
                    4.75% due 03/15/07 ..................       12,786,024
   7,215            Redback Networks, Inc.
                    5.00% due 04/01/07 ..................        4,185,205
                                                                ----------
                                                                16,971,229
                                                                ----------
                    Electronic Components (0.3%)
   5,200            NVIDIA Corp.
                    4.75% due 10/15/07 ..................        4,983,680
                                                                ----------
                    Electronic Production
                    Equipment (0.7%)
  34,720            Celestica, Inc. (Canada)
                    0.00% due 08/01/20 ..................       12,726,616
                                                                ----------
                    Packaged Software (1.2%)
  12,875            i2 Technologies, Inc.
                    5.25% due 12/15/06 ..................       10,159,791
  13,125            Mercury Interactive Corp.
                    4.75% due 07/01/07 ..................        9,691,369
                                                                ----------
                                                                19,851,160
                                                                ----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS March 31, 2001, continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                         VALUE
--------------------------------------------------------------
              Semiconductors (2.3%)
$   5,645     Analog Devices, Inc.
              4.75% due 10/01/05 ...........   $    4,980,301
   25,580     TranSwitch Corp.
              4.50% due 09/12/05 ...........       17,030,397
   24,167     Vitesse Semiconductor Corp.
              4.00% due 03/15/05 ...........       17,929,497
                                               --------------
                                                   39,940,195
                                               --------------
              Telecommunication Equipment (0.8%)
    4,500     Cyras Systems, Inc. - 144A**
              4.50% due 08/15/05 ...........        5,062,500
   13,185     ONI Systems Corp.
              5.00% due 10/15/05 ...........        8,382,496
                                               --------------
                                                   13,444,996
                                               --------------
              TOTAL CONVERTIBLE BONDS
              (Cost $117,273,885) ..........      107,917,876
                                               --------------
              SHORT-TERM INVESTMENT (a) (13.3%)
              U.S. GOVERNMENT AGENCY
  226,000     Federal Home Loan Mortgage
              Corp. 5.13% due 04/02/01
              (Cost $225,967,795) ..........      225,967,795
                                               --------------

TOTAL INVESTMENTS
(Cost $2,057,786,750) (b) .........    99.4%    1,689,561,815
OTHER ASSETS IN EXCESS OF
LIABILITIES .......................     0.6         9,725,293
                                      -----     -------------
NET ASSETS ........................   100.0%   $1,699,287,108
                                      =====    ==============

--------------------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $48,255,721 and the aggregate gross unrealized depreciation is $416,480,656, resulting in net unrealized depreciation of $368,224,935.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001

ASSETS:
Investments in securities, at value
  (cost $2,057,786,750) ..........................................   $ 1,689,561,815
Cash .............................................................         2,111,384
Receivable for:
   Investments sold ..............................................        67,924,600
   Interest ......................................................         1,127,462
   Shares of beneficial interest sold ............................         1,001,658
   Dividends .....................................................           348,706
Prepaid expenses and other assets ................................           181,431
                                                                     ---------------
   TOTAL ASSETS ..................................................     1,762,257,056
                                                                     ---------------
LIABILITIES:
Payable for:
   Investments purchased .........................................        55,873,247
   Shares of beneficial interest repurchased .....................         2,795,525
   Plan of distribution fee ......................................         2,749,052
   Investment management fee .....................................         1,180,716
Accrued expenses and other payables ..............................           371,408
                                                                     ---------------
   TOTAL LIABILITIES .............................................        62,969,948
                                                                     ---------------
   NET ASSETS ....................................................   $ 1,699,287,108
                                                                     ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................   $ 3,228,494,166
Net unrealized depreciation ......................................      (368,224,935)
Accumulated net realized loss ....................................    (1,160,982,123)
                                                                     ---------------
   NET ASSETS ....................................................   $ 1,699,287,108
                                                                     ===============
CLASS A SHARES:
Net Assets .......................................................       $48,873,365
Shares Outstanding (unlimited authorized, $.01 par value).........         3,326,721
   NET ASSET VALUE PER SHARE .....................................            $14.69
                                                                              ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ...............            $15.50
                                                                              ======
CLASS B SHARES:
Net Assets .......................................................    $1,540,833,979
Shares Outstanding (unlimited authorized, $.01 par value).........       108,365,532
   NET ASSET VALUE PER SHARE .....................................            $14.22
                                                                              ======
CLASS C SHARES:
Net Assets .......................................................       $87,942,229
Shares Outstanding (unlimited authorized, $.01 par value).........         6,204,309
   NET ASSET VALUE PER SHARE .....................................            $14.17
                                                                              ======
CLASS D SHARES:
Net Assets .......................................................       $21,637,535
Shares Outstanding (unlimited authorized, $.01 par value).........         1,455,861
   NET ASSET VALUE PER SHARE .....................................            $14.86
                                                                              ======


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended March 31, 2001

NET INVESTMENT LOSS:
INCOME
Interest ...................................................   $    24,324,258
Dividends (net of $100,325 foreign withholding tax).........         3,937,720
                                                               ---------------
   TOTAL INCOME ............................................        28,261,978
                                                               ---------------
EXPENSES
Plan of distribution fee (Class A shares) ..................           203,982
Plan of distribution fee (Class B shares) ..................        30,014,638
Plan of distribution fee (Class C shares) ..................         1,811,751
Investment management fee ..................................        25,086,149
Transfer agent fees and expenses ...........................         4,360,089
Custodian fees .............................................           568,710
Registration fees ..........................................           376,712
Shareholder reports and notices ............................           262,378
Professional fees ..........................................            68,340
Organizational expenses ....................................            23,661
Trustees' fees and expenses ................................            11,877
Other ......................................................            30,360
                                                               ---------------
   TOTAL EXPENSES ..........................................        62,818,647
                                                               ---------------
   NET INVESTMENT LOSS .....................................       (34,556,669)
                                                               ---------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss ..........................................    (1,010,841,893)
Net change in unrealized appreciation ......................    (1,604,196,226)
                                                               ---------------
   NET LOSS ................................................    (2,615,038,119)
                                                               ---------------
NET DECREASE ...............................................   $(2,649,594,788)
                                                               ===============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                ENDED
                                                            MARCH 31, 2001       MARCH 31, 2000
 -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $  (34,556,669)        $  (21,812,554)
Net realized gain (loss) .............................   (1,010,841,893)           535,490,367
Net change in unrealized appreciation ................   (1,604,196,226)         1,129,252,078
                                                         --------------         --------------
    NET INCREASE (DECREASE) ..........................   (2,649,594,788)         1,642,929,891
                                                         --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A shares .....................................      (17,435,849)            (3,132,818)
  Class B shares .....................................     (507,777,524)          (190,341,434)
  Class C shares .....................................      (29,491,412)            (6,306,868)
  Class D shares .....................................       (2,823,183)              (620,858)

Paid-in-capital
  Class A shares .....................................          (30,981)               --
  Class B shares .....................................         (902,252)               --
  Class C shares .....................................          (52,402)               --
  Class D shares .....................................           (5,017)               --
                                                         --------------         --------------
    TOTAL DISTRIBUTIONS ..............................     (558,518,620)          (200,401,978)
                                                         --------------         --------------
Net increase from transactions in shares of beneficial
  interest ...........................................      756,165,042          2,108,131,854
                                                         --------------         --------------
    NET INCREASE (DECREASE) ..........................   (2,451,948,366)         3,550,659,767
NET ASSETS:
Beginning of period ..................................    4,151,235,474            600,575,707
                                                         --------------         --------------
    END OF PERIOD ....................................   $1,699,287,108         $4,151,235,474
                                                         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 2001, continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 2001, continued

considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; and 0.725% to the portion of daily net assets exceeding $500 million. Effective May 1, 2000, the agreement was amended to reduce the rate to 0.70% of the portion of daily net assets in excess of $3 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 2001, continued

in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $62,740,283 at March 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $23,481, $4,869,781, and $161,489, respectively and received $590,633 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2001 aggregated $6,686,087,344 and $6,503,988,877, respectively.

For the year ended March 31, 2001, the Fund incurred brokerage commissions of $84,939 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended March 31, 2001, the Fund incurred brokerage commissions of $255,810 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $27,900.

At March 31, 2001, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley SICAV U.S. Growth & Income Fund, an affiliate of the Fund, for $76,480.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 2001, continued


5. FEDERAL INCOME TAX STATUS

At March 31, 2001, the Fund had a net capital loss carryover of approximately $253,532,000 which will be available through March 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $806,867,000 during fiscal 2001.

As of March 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $34,556,669.


6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 2001, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 2001, continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                      FOR THE YEAR
                                                   ENDED                             ENDED
                                              MARCH 31, 2001                    MARCH 31, 2000
                                     --------------------------------- ---------------------------------
                                          SHARES           AMOUNT             SHARES           AMOUNT
                                     --------------- -----------------   --------------- -----------------
CLASS A SHARES
Sold ...............................     2,728,261    $   81,997,394         4,327,208    $  134,454,736
Reinvestment of distributions ......       511,931        16,678,724           118,264         2,996,824
Redeemed ...........................    (3,027,888)      (82,400,616)       (1,604,255)      (45,382,099)
                                        ----------    --------------        ----------    --------------
Net increase - Class A .............       212,304        16,275,502         2,841,217        92,069,461
                                        ----------    --------------        ----------    --------------
CLASS B SHARES
Sold ...............................    33,169,252     1,024,763,271        72,540,951     2,167,348,626
Reinvestment of distributions ......    15,052,183       478,358,385         7,684,962       178,283,634
Redeemed ...........................   (33,971,904)     (842,958,660)      (16,708,903)     (477,466,010)
                                       -----------    --------------       -----------    --------------
Net increase - Class B .............    14,249,531       660,162,996        63,517,010     1,868,166,250
                                       -----------    --------------       -----------    --------------
CLASS C SHARES
Sold ...............................     3,068,897        94,158,209         5,203,329       161,643,866
Reinvestment of distributions ......       901,194        28,531,812           246,217         6,042,246
Redeemed ...........................    (2,859,443)      (72,192,933)         (982,199)      (29,203,497)
                                       -----------    --------------       -----------    --------------
Net increase - Class C .............     1,110,648        50,497,088         4,467,347       138,482,615
                                       -----------    --------------       -----------    --------------
CLASS D SHARES
Sold ...............................     1,691,977        45,471,216           874,982        24,335,255
Reinvestment of distributions ......        67,373         2,219,266            19,493           516,286
Redeemed ...........................      (736,372)      (18,461,026)         (587,816)      (15,438,013)
                                       -----------    --------------       -----------    --------------
Net increase - Class D .............     1,022,978        29,229,456           306,659         9,413,528
                                       -----------    --------------       -----------    --------------
Net increase in Fund ...............    16,595,461    $  756,165,042        71,132,233    $2,108,131,854
                                       ===========    ==============       ===========    ==============

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                                  FOR THE YEAR ENDED MARCH 31,                  JULY 28, 1997*
                                                    ---------------------------------------------------------       THROUGH
                                                            2001               2000               1999          MARCH 31, 1998
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............        $41.20             $19.23            $14.02              $11.43
                                                           ------             ------            ------              ------
Income (loss) from investment operations:
 Net investment loss ..............................         (0.08)             (0.27)            (0.11)              (0.08)
 Net realized and unrealized gain (loss) ..........        (21.28)             26.41              7.04                2.67
                                                           ------             ------            ------              ------
Total income (loss) from investment operations             (21.36)             26.14              6.93                2.59
                                                           ------             ------            ------              ------
Less distributions from:
 Net realized gain ................................         (5.14)             (4.17)            (1.72)               --
 Paid-in-capital ..................................         (0.01)              --                --                  --
                                                           ------             ------            ------              ------
Total distributions ...............................         (5.15)             (4.17)            (1.72)               --
                                                           ------             ------            ------              ------
Net asset value, end of period ....................        $14.69             $41.20            $19.23              $14.02
                                                           ======             ======            ======              ======
TOTAL RETURN+ .....................................        (58.71)%           155.88 %           54.33 %             22.66 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          1.07 %(3)          1.13 %(3)         1.24 %(3)           1.27 %(2)
Net investment loss ...............................         (0.26)%(3)         (0.82)%(3)        (0.74)%(3)          (0.93)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $48,873           $128,325            $5,253                $206
Portfolio turnover rate ...........................           213 %              282 %             419 %               218 %

-------------
*    The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                 FOR THE YEAR ENDED MARCH 31,
                                                      ------------------------------------------------------------------------------
                                                             2001#           2000#           1999#          1998**#         1997
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ................       $40.37           $18.99          $13.94          $8.94        $10.67
                                                            ------           ------          ------          -----        ------
Income (loss) from investment operations:
 Net investment loss ................................        (0.29)           (0.37)          (0.22)         (0.18)        (0.13)
 Net realized and unrealized gain (loss) ............       (20.71)           25.92            6.99           5.18         (1.60)
                                                            ------           ------          ------          -----        ------
Total income (loss) from investment operations ......       (21.00)           25.55            6.77           5.00         (1.73)
                                                            ------           ------          ------          -----        ------
Less distributions from:
 Net realized gain ..................................        (5.14)           (4.17)          (1.72)          --            --
 Paid-in-capital ....................................        (0.01)            --              --             --            --
                                                            ------           ------          ------          -----        ------
Total distributions .................................        (5.15)           (4.17)          (1.72)          --            --
                                                            ------           ------          ------          -----        ------
Net asset value, end of period ......................       $14.22           $40.37          $18.99         $13.94         $8.94
                                                            ======           ======          ======         ======        ======
TOTAL RETURN+ .......................................       (59.07)%         154.62 %         53.44 %        56.10 %      (16.31)%

RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................         1.84 %(1)        1.58 %(1)       1.95 %(1)      2.05 %        2.01 %
Net investment loss .................................        (1.02)%(1)       (1.27)%(1)      (1.45)%(1)     (1.54)%       (1.16)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............   $1,540,834       $3,799,844        $580,994       $267,384      $213,726
Portfolio turnover rate .............................          213 %            282 %           419 %          218 %         132 %

--------------
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Information Fund
Financial Highlights, continued

                                                                                                                   FOR THE PERIOD
                                                                      FOR THE YEAR ENDED MARCH 31,                 JULY 28, 1997*
                                                        ---------------------------------------------------------      THROUGH
                                                                2001               2000               1999         MARCH 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..................       $40.26               $18.98            $13.94            $11.43
                                                              ------               ------            ------            ------
Income (loss) from investment operations:
 Net investment loss ..................................        (0.30)               (0.49)            (0.24)            (0.14)
 Net realized and unrealized gain (loss) ..............       (20.64)               25.94              7.00              2.65
                                                              ------               ------            ------            ------
Total income (loss) from investment operations ........       (20.94)               25.45              6.76              2.51
                                                              ------               ------            ------            ------
Less distributions from:
 Net realized gain ....................................        (5.14)               (4.17)            (1.72)             --
 Paid-in-capital ......................................        (0.01)                --                --                --
                                                              ------               ------            ------            ------
Total distributions ...................................        (5.15)               (4.17)            (1.72)             --
                                                              ------               ------            ------            ------
Net asset value, end of period ........................       $14.17               $40.26            $18.98            $13.94
                                                              ======               ======            ======            ======
TOTAL RETURN+ .........................................       (59.08)%             154.10 %           53.36 %           21.96 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..............................................         1.89 %(3)            1.89 %(3)         2.01 %(3)         2.05 %(2)
Net investment loss ...................................        (1.07)%(3)           (1.58)%(3)        (1.51)%(3)        (1.72)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...............      $87,942             $205,073           $11,890              $249
Portfolio turnover rate ...............................          213 %                282 %             419 %             218 %

--------------
 *   The date shares were first issued.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Information Fund
Financial Highlights, continued



                                                                                                                   FOR THE PERIOD
                                                                      FOR THE YEAR ENDED MARCH 31,                 JULY 28, 1997*
                                                        ---------------------------------------------------------      THROUGH
                                                                2001               2000               1999         MARCH 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..................       $41.57              $19.33             $14.03            $11.43
                                                              ------              ------             ------            ------
Income (loss) from investment operations:
 Net investment loss ..................................        (0.01)              (0.18)             (0.08)            (0.07)
 Net realized and unrealized gain (loss) ..............       (21.55)              26.59               7.10              2.67
                                                              ------              ------             ------            ------
Total income (loss) from investment operations ........       (21.56)              26.41               7.02              2.60
                                                              ------              ------             ------            ------
Less distributions from:
 Net realized gain ....................................        (5.14)              (4.17)             (1.72)              --
 Paid-in-capital ......................................        (0.01)               --                  --                --
                                                              ------              ------             ------            ------
Total distributions ...................................        (5.15)              (4.17)            ( 1.72)              --
                                                              ------              ------             ------            ------
Net asset value, end of period ........................       $14.86              $41.57             $19.33            $14.03
                                                              ======              ======             ======            ======
TOTAL RETURN+ .........................................       (58.66)%            156.56 %            54.96 %           22.75 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..............................................         0.89 %(3)           0.89 %(3)          1.01 %(3)         1.04 %(2)
Net investment loss ...................................        (0.07)%(3)          (0.58)%(3)         (0.51)%(3)        (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...............      $21,638             $17,994             $2,440            $1,464
Portfolio turnover rate ...............................          213 %               282 %              419 %             218 %

--------------
*    The date shares were first issued.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER INFORMATION FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Information Fund (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2000 and the financial highlights for each of the respective stated periods ended March 31, 2000 were audited by other independent accountants whose report, dated May 9, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Information Fund as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 9, 2001

                      2001 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended March 31, 2001, the Fund paid to its shareholders $0.27 per share from long-term capital gains.

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


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Armon Bar-Tur
Vice President

Thomas Bergeron
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.




MORGAN STANLEY
DEAN WITTER
INFORMATION FUND


[GRAPHIC OMITTED]


Annual Report
March 31, 2001